Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2017
Non-controlling interests
Schedule of subsidiary of Equity - Non-controlling interests

	12/31/2016	12/31/2017

Equity as of balance-sheet date attributable to non-controlling interests:
Of which:
Fideicomiso GFSSLPT, Banco Santander México, S.A.	41	14
Other	14	15
	55	29
Profit for the year attributable to non-controlling interests:
Of which:
Fideicomiso GFSSLPT, Banco Santander México, S.A.	—	—
Other	—	—

Schedule of changes in Non-controlling interests

	2016	2017

Beginning balance	58	55
Profit for the year attributable to non-controlling interests	—	—
Other	(3)	(26)
Balance at year-end	55	29